MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Schedule of Revenue from Major Customers (Details)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Customer A [Member]
Total revenue percentage	13.00%	11.00%
Customer B [Member]
Total revenue percentage	11.00%	7.00%
Customer C [Member]
Total revenue percentage	7.00%	20.00%
Customer D [Member]
Total revenue percentage	15.00%	3.00%
Customer E [Member]
Total revenue percentage	7.00%	10.00%
Customer F [Member]
Total revenue percentage	0.00%	11.00%